Inventories (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Inventories [Abstract]
Inventories pledged as security for liabilities	₨ 1,302,056	₨ 1,715,314